Average Annual Total Returns - FIMMFunds-Class1ComboPRO - FIMMFunds-Class1ComboPRO - Fidelity Investments Money Market Treasury Portfolio - Fidelity Investments Money Market Treasury Portfolio - Class I - Return Before Taxes
May 30, 2024
Average Annual Return:
Past 1 year	5.02%
Past 5 years	1.78%
Past 10 years	1.16%